Disclosures about Fair Value of Financial Instruments (Details 2) (Level 3 Assets [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Impaired Loans [Member]
Summary of changes in fair value of nonrecurring assets
Balance, beginning of the year	$ 5,942
Purchases, sales, issuances and settlements (net)	(3,099)
Balance, end of year	2,843
Foreclosed Asset [Member]
Summary of changes in fair value of nonrecurring assets
Balance, beginning of the year	645
Purchases, sales, issuances and settlements (net)	1,748
Balance, end of year	$ 2,393